Stock Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (in years)	Value

Outstanding as of December 31, 2013	105,000	$11.03
Granted	-
Cancelled	(12,000)	$11.20
Exercised	-

Outstanding as of March 31, 2014	93,000	$11.01	2.7	$-

Exercisable as of March 31, 2014	93,000	$11.01	2.7	$-

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2011	186,000	$10.60
Granted	15,000	10.00
Cancelled	(64,000)	10.05
Outstanding at December 31, 2012	137,000	$9.70
Granted	-	-
Exercised	-	-
Cancelled	(32,000)	10.06
Forfeited	-	-
Outstanding at December 31, 2013	105,000	$11.03
Exercisable	105,000	$11.03

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (in years)	Value

Outstanding as of December 31, 2013	19,556,983	$3.60
Granted	498,400	$2.50
Cancelled	-
Exercised	-

Outstanding as of March 31, 2014	20,055,383	$3.10	4.5	$-

Exercisable as of March 31, 2014	20,055,383	$3.10	4.5	$-

		Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2011	7,033,392	13.60
Granted	665,150	9.55
Exercised	(1,282,940)	4.50
Cancelled	(3,923,518)	15.50
Forfeited	(425,000)	15.20
Outstanding at December 31, 2012	2,007,083	13.90
Granted	17,639,700	.40
Exercised	(65,050)	13.26
Cancelled	(24,750)	5.56
Forfeited	-	-
Outstanding at December 30, 2013	19,556,983	$3.60
Exercisable	19,556,983	$3.60